Related Party Transactions	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Transactions

32. RELATED PARTY TRANSACTIONS

Key Management Compensation

Key management includes Directors (executive and non-executive), Executive Officers, Senior Vice-Presidents and Vice-Presidents. The compensation paid or payable to key management is:

For the years ended December 31,	2018	2017	2016
Salaries, Director Fees and Short-Term Benefits	34	26	27
Termination Benefits	9	4	-
Post-Employment Benefits	3	4	4
Stock-Based Compensation	5	6	4
	51	40	35

Post-employment benefits represent the present value of future pension benefits earned during the year. Stock‑based compensation includes the costs recorded during the year associated with stock options, NSRs, TSARs, PSUs, RSUs and DSUs.